Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement Of Cash Flows [Abstract]
NET LOSS BEFORE TAX FOR THE YEAR	$ (82,932)	$ (108,723)	$ (76,761)
Adjustments for:
Depreciation expense	721	737	109
Post-employment cost / (benefit)	492	(477)	(96)
Share-based compensation expense	6,506	11,884	9,152
Income tax paid	(52)	(80)	(11)
Finance expense / (income), net	3,231	1,628	(359)
Decrease / (increase) in other receivables	326	193	(96)
(Increase) / decrease in prepaid expenses, deferred costs and other long-term assets	(1,029)	1,356	(4,225)
Increase / (decrease) in other payables and current liabilities	2,141	5,499	(16)
(Decrease) / increase in accrued expenses and other long-term liabilities	(170)	(2,628)	8,362
NET CASH FLOWS USED IN OPERATING ACTIVITIES	(70,766)	(90,611)	(63,941)
Cash used for rental deposits			(83)
Payments for plant and equipment	(5)	(46)	(188)
Acquisition of a license		(5,000)
NET CASH FLOWS USED IN INVESTING ACTIVITIES	(5)	(5,046)	(271)
Proceeds from issuance of shares	37,254	3,206	97,861
Payment of share issuance costs	(2,054)	(119)	(6,881)
Proceeds from exercise of stock-options		193	672
Proceeds from issuance of debt, net of issuance costs		24,736
Principal elements of lease payments	(630)	(571)
Interest paid	(2,321)	(818)
NET CASH FLOWS FROM FINANCING ACTIVITIES	32,249	26,627	91,652
Net (decrease) / increase in cash and cash equivalents	(38,522)	(69,030)	27,440
Cash and cash equivalents as at January 1,	69,370	138,640	110,841
Effects of exchange rate changes on cash and cash equivalents	335	(240)	359
Cash and cash equivalents as at December 31,	$ 31,183	$ 69,370	$ 138,640